Income Tax - Summary of Components of The Company's Deferred Taxes (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax asset:
Accrued Compensation	$ 20,000	$ 14,000
Allowance for doubtful accounts	1,000	1,000
Obsolete inventory	339,000	13,000
Unrealized Gains/Losses	233,000	0
Other Carryforwards	18,000	18,000
Net operating loss carryforwards	2,391,000	2,401,000
Lease Liability	737,000	741,000
Stock Option Expense	176,000	22,000
Accrued expenses	258,000	68,000
Fixed Assets	29,000	61,000
Total deferred tax asset	4,202,000	3,339,000
Deferred tax liability:
ROU assets	(722,000)	(814,000)
Intangible assets, net	(752,000)	(823,000)
Total deferred income tax liabilities	(1,474,000)	(1,637,000)
Net deferred income tax assets	2,728,000	1,702,000
Valuation allowance	(2,728,000)	(1,702,000)
Deferred tax asset (liability), net